Atlas A&D Opportunity Fund III LP ABS-15G

Exhibit 99.21

ALT ID	Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
1008	XXXXX	XXXXXX			Closed	2026-03-22 15:54	2026-04-28 13:35	Resolved	1 - Information	Credit	Missing Doc	HO6 Insurance Policy is Missing	Resolved-HO-6 Insurance Policy is fully present - Due Diligence Vendor-03/30/2026 Ready for Review-Document Uploaded. Please see the HO6. - Buyer-03/27/2026 Open-Missing HO-6 Insurance Policy - Due Diligence Vendor-03/22/2026		Resolved-HO-6 Insurance Policy is fully present - Due Diligence Vendor-03/30/2026	XXXXXXX_HO6.pdf			XX	Investment	Purchase	NA	8254520	N/A	N/A
1008	XXXXX	XXXXXX			Closed	2026-03-22 16:19	2026-03-22 16:21	Waived	2 - Non-Material	Credit	Eligibility	Condo Questionnaire - Ownership Concentration	Waived-Ownership concentration does not meet guidelines. A single entity owns > 10% of the units. One entity owns 43.75% of the project. Lender provided an approved exception dated prior to consummation all lender compensating factors have been documented and validated. - Due Diligence Vendor-03/22/2026		Waived-Ownership concentration does not meet guidelines. A single entity owns > 10% of the units. One entity owns 43.75% of the project. Lender provided an approved exception dated prior to consummation all lender compensating factors have been documented and validated. - Due Diligence Vendor-03/22/2026			No credit events past 40 months No mortgage late payments in the last 24 months 5+ years credit history No consumer late payments in the last 24 months Credit score > 40 points than minimum required Reserves > 6 months	XX	Investment	Purchase	NA	8254640	Originator Pre-Close	Yes